UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1.   Schedule of Investments

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Consumer Discretionary — 10.1%
Anhui Xinhua Media, Cl A	226,737	$368,378
BYD, Cl A	208,580	2,083,558
China Film, Cl A	150,000	354,730
China Grand Automotive Services, Cl A	696,030	857,211
China International Travel Service, Cl A	172,000	1,146,050
China Shipbuilding Industry Group Power, Cl A	76,000	289,551
China South Publishing & Media Group, Cl A	193,500	412,733
Chinese Universe Publishing and Media, Cl A	140,700	365,794
Chongqing Changan Automobile, Cl A	333,500	645,286
CITIC Guoan Information Industry, Cl A	213,500	314,414
Cultural Investment Holdings, Cl A *(A)(B)(C)	19,500	73,454
Fuyao Glass Industry Group, Cl A	94,613	421,342
Giant Network Group, Cl A	81,600	461,130
Gree Electric Appliances of Zhuhai, Cl A	307,400	2,062,865
Guangzhou Automobile Group, Cl A	177,100	670,652
Hangzhou Robam Appliances, Cl A	39,820	294,125
Huayu Automotive Systems, Cl A	358,500	1,634,500
Liaoning Cheng Da, Cl A *	271,100	732,703
Midea Group, Cl A	668,652	5,691,551
Qingdao Haier, Cl A	623,200	1,802,993
SAIC Motor, Cl A	740,500	3,643,369
Shanghai Oriental Pearl Group, Cl A	309,640	792,169
Shenzhen Overseas Chinese Town, Cl A	962,250	1,254,531
Suning Commerce Group, Cl A	1,174,400	2,216,428
Wanda Film Holding, Cl A (A)(B)(C)	43,600	383,241
Wanxiang Qianchao, Cl A	39,240	61,162
Weifu High-Technology Group, Cl A	152,784	563,086
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	148,600	468,711
		30,065,717
Consumer Staples — 11.0%
Beijing Dabeinong Technology Group, Cl A	815,000	758,430
Foshan Haitian Flavouring & Food, Cl A	244,770	2,022,209
Henan Shuanghui Investment & Development, Cl A	291,300	1,185,419
Inner Mongolia Yili Industrial Group, Cl A	620,600	3,067,739
Jiangsu Yanghe Brewery Joint-Stock, Cl A	158,400	2,797,297
Kweichow Moutai, Cl A	125,680	13,461,386
Luzhou Laojiao, Cl A	153,600	1,556,757
Muyuan Foodstuff, Cl A	59,500	482,981
New Hope Liuhe, Cl A	433,263	495,671
Shanghai Bailian Group, Cl A	121,900	252,523
Shanxi Xinghuacun Fen Wine Factory, Cl A	72,700	636,237
Tsingtao Brewery, Cl A	27,500	166,089

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wuliangye Yibin, Cl A	391,056	$4,796,921
Yonghui Superstores, Cl A	713,000	1,105,851
		32,785,510
Energy — 1.6%
China Petroleum & Chemical, Cl A	2,808,400	2,643,657
Offshore Oil Engineering, Cl A	33,500	31,638
PetroChina, Cl A	841,100	1,044,917
Shanxi Lu'an Environmental Energy Development, Cl A	473,600	827,636
Shanxi Xishan Coal & Electricity Power, Cl A	215,300	335,249
Wintime Energy, Cl A (A)(B)(C)	4,900	2,573
		4,885,670
Financials — 33.2%
Agricultural Bank of China, Cl A	5,452,200	3,206,684
Anxin Trust, Cl A	517,476	1,039,402
AVIC Capital, Cl A	990,700	839,783
Bank of Beijing, Cl A	1,575,403	1,729,750
Bank of China, Cl A	5,148,200	3,138,568
Bank of Communications, Cl A	3,880,900	3,700,920
Bank of Guiyang, Cl A	160,300	328,871
Bank of Jiangsu, Cl A	1,271,400	1,435,011
Bank of Nanjing, Cl A	841,740	1,000,471
Bank of Ningbo, Cl A	527,600	1,442,960
Bank of Shanghai, Cl A	354,150	771,168
Changjiang Securities, Cl A	297,600	359,661
China CITIC Bank, Cl A	712,600	678,458
China Construction Bank, Cl A	844,100	995,499
China Everbright Bank, Cl A	3,971,900	2,470,239
China Life Insurance, Cl A	407,800	1,906,866
China Merchants Bank, Cl A	2,077,769	9,259,345
China Merchants Securities, Cl A	646,912	1,704,701
China Minsheng Banking, Cl A	2,878,800	3,709,019
China Pacific Insurance Group, Cl A	651,899	4,146,446
CITIC Securities, Cl A	1,038,100	2,885,382
Dongxing Securities, Cl A	154,200	340,983
Everbright Securities, Cl A	164,363	338,973
First Capital Securities, Cl A	654,600	985,117
Founder Securities, Cl A *	573,000	606,261
GF Securities, Cl A	645,800	1,654,168
Guosen Securities, Cl A	380,800	634,472
Guotai Junan Securities, Cl A	801,800	2,280,303
Guoyuan Securities, Cl A	207,250	350,084
Haitong Securities, Cl A	887,500	1,754,012
Huaan Securities, Cl A	203,400	227,076
Huatai Securities, Cl A	644,800	1,709,037
Huaxia Bank, Cl A	1,273,820	1,760,500

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial & Commercial Bank of China, Cl A	5,930,400	$5,646,265
Industrial Bank, Cl A	2,020,500	5,271,544
Industrial Securities, Cl A	139,500	155,952
New China Life Insurance, Cl A	187,700	2,023,424
Northeast Securities, Cl A	96,800	130,365
Orient Securities, Cl A	521,800	1,110,588
Pacific Securities, Cl A	813,200	452,055
Ping An Bank, Cl A	1,780,680	3,636,831
Ping An Insurance Group of China, Cl A	1,096,200	11,780,110
SDIC Capital, Cl A	256,000	518,133
Sealand Securities, Cl A	267,300	201,132
Shanghai Pudong Development Bank, Cl A	2,806,391	5,425,747
Shanxi Securities, Cl A	294,900	417,534
Shenwan Hongyuan Group, Cl A	2,330,860	1,922,100
Sinolink Securities, Cl A	157,200	230,296
SooChow Securities, Cl A	20,700	30,897
Southwest Securities, Cl A	235,100	167,155
Western Securities, Cl A	208,204	393,899
		98,904,217
Health Care — 4.3%
Beijing Tongrentang, Cl A	70,055	346,832
China Resources Sanjiu Medical & Pharmaceutical, Cl A	159,560	666,467
Dong-E-E-Jiao, Cl A	53,200	492,378
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A (A)(B)(C)	278,600	1,380,165
Guizhou Bailing Group Pharmaceutical, Cl A	107,400	253,986
Hainan Haiyao, Cl A (A)(B)(C)	33,300	64,739
Harbin Pharmaceutical Group, Cl A (A)(B)(C)	416,300	405,304
Hengkang Medical Group, Cl A *(A)(B)(C)	167,500	301,202
Huadong Medicine, Cl A	92,800	767,823
Jiangsu Hengrui Medicine, Cl A	265,644	2,813,901
Jointown Pharmaceutical Group, Cl A *	308,557	897,905
Kangmei Pharmaceutical, Cl A	383,000	1,315,092
Shanghai Fosun Pharmaceutical Group, Cl A	181,600	1,240,971
Shanghai Pharmaceuticals Holding, Cl A	217,500	807,943
Shenzhen Salubris Pharmaceuticals, Cl A	42,396	294,207
Tasly Pharmaceutical Group, Cl A	109,700	599,374
Tonghua Golden-Horse Pharmaceutical Industry, Cl A *(A)(B)(C)	46,500	99,327
		12,747,616
Industrials — 14.4%
AECC Aero-Engine Control, Cl A	91,900	215,779
AECC Aviation Power, Cl A	202,300	835,979
Air China, Cl A	383,500	725,540
AVIC Aircraft, Cl A	276,600	717,410
Beijing Orient Landscape & Environment, Cl A	418,850	1,297,329
Changyuan Group, Cl A (A)(B)(C)	57,000	139,261

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Avionics Systems, Cl A	252,800	$531,455
China Communications Construction, Cl A	190,600	374,644
China CSSC Holdings, Cl A (A)(B)(C)	63,500	242,903
China Eastern Airlines, Cl A	575,500	725,561
China Gezhouba Group, Cl A	329,500	414,911
China International Marine Containers Group, Cl A	122,100	428,437
China Nuclear Engineering, Cl A	91,500	144,303
China Railway Construction, Cl A	1,496,200	2,559,531
China Railway Group, Cl A	1,953,000	2,516,227
China Shipbuilding Industry, Cl A	500,500	463,454
China Southern Airlines, Cl A	798,500	1,461,628
China Spacesat, Cl A	80,400	311,747
China State Construction Engineering, Cl A	3,168,300	4,388,524
COSCO Shipping Development, Cl A *	849,500	444,840
COSCO Shipping Energy Transportation, Cl A	73,400	68,982
COSCO Shipping Holdings, Cl A *	831,502	864,445
CRRC, Cl A	2,305,700	4,287,781
CSSC Offshore and Marine Engineering Group, Cl A (A)(B)(C)	51,700	213,723
Daqin Railway, Cl A	1,654,300	2,304,131
Fangda Carbon New Material, Cl A	146,700	650,598
Guangshen Railway, Cl A	88,100	75,356
Hainan Airlines Holding, Cl A	2,095,400	1,026,463
Han's Laser Technology Industry Group, Cl A	128,500	974,800
Jihua Group, Cl A	315,700	326,269
Luxshare Precision Industry, Cl A	254,025	914,365
Metallurgical Corp of China, Cl A	910,700	676,872
Ningbo Zhoushan Port, Cl A	568,800	463,810
Power Construction Corp of China, Cl A	660,000	731,757
Sany Heavy Industry, Cl A	663,700	924,410
Shanghai Construction Group, Cl A	784,248	448,004
Shanghai Environment Group, Cl A *	92,200	353,112
Shanghai International Airport, Cl A	82,337	569,101
Shanghai International Port Group, Cl A	1,091,400	1,114,529
Shanghai Tunnel Engineering, Cl A	53,500	68,682
Shenwu Energy Saving, Cl A *(A)(B)(C)	25,900	119,517
Spring Airlines, Cl A	6,300	36,057
Suzhou Gold Mantis Construction Decoration, Cl A	117,500	276,428
Taihai Manoir Nuclear Equipment, Cl A (A)(B)(C)	61,300	249,267
TBEA, Cl A	327,685	498,673
Tus-Sound Environmental Resources, Cl A	45,100	228,686
Weichai Power, Cl A	919,300	1,177,359
XCMG Construction Machinery, Cl A	756,700	538,010
Xiamen C & D, Cl A *	230,600	393,776
Xinjiang Goldwind Science & Technology, Cl A	327,492	947,977
Zhejiang Chint Electrics, Cl A	111,700	448,550
Zhengzhou Yutong Bus, Cl A	261,973	968,319

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology, Cl A	1,216,300	$834,899
		42,714,171
Information Technology — 8.1%
Addsino, Cl A (A)(B)(C)	101,100	165,499
Aisino, Cl A	219,692	726,684
Beijing Shiji Information Technology, Cl A	57,100	233,766
Beijing Xinwei Technology Group, Cl A (A)(B)(C)	23,600	58,203
BOE Technology Group, Cl A	3,555,200	3,161,027
DHC Software, Cl A	301,600	379,779
Digital China Group, Cl A *(A)(B)(C)	65,500	227,419
Dongxu Optoelectronic Technology, Cl A	727,300	1,047,616
Focus Media Information Technology, Cl A	635,300	1,373,622
GoerTek, Cl A	259,200	690,590
Guangzhou Haige Communications Group, Cl A	101,300	149,181
Hangzhou Hikvision Digital Technology, Cl A	964,600	5,776,935
Hengtong Optic-electric, Cl A	124,800	774,634
Hundsun Technologies, Cl A	57,100	406,855
Iflytek, Cl A	147,700	1,341,366
Jiangsu Protruly Vision Technology Group, Cl A *	131,400	199,158
Kingnet Network, Cl A	23,800	81,173
LONGi Green Energy Technology, Cl A	237,300	1,327,889
O-film Tech, Cl A	200,200	633,003
Sanan Optoelectronics, Cl A	448,085	1,747,063
Shanghai 2345 Network Holding Group, Cl A	346,640	310,869
Tatwah Smartech, Cl A *(A)(B)(C)	67,200	183,892
Unisplendour, Cl A	68,600	758,793
Zhejiang Dahua Technology, Cl A	230,550	817,475
ZTE, Cl A	271,940	1,518,387
		24,090,878
Materials — 7.9%
Aluminum Corp of China, Cl A *(A)(B)(C)	832,100	990,291
Angang Steel, Cl A	601,865	586,892
Anhui Conch Cement, Cl A	414,400	1,866,455
Baoshan Iron & Steel, Cl A	1,909,600	2,533,622
BBMG, Cl A	591,700	493,386
China Hainan Rubber Industry Group, Cl A	422,100	359,744
China Molybdenum, Cl A	732,100	773,472
China Northern Rare Earth Group High-Tech, Cl A	238,800	535,026
Hesteel, Cl A	750,000	449,171
Huapont Life Sciences, Cl A (A)(B)(C)	227,100	237,841
Hubei Biocause Pharmaceutical, Cl A	351,300	431,573
Inner Mongolia BaoTou Steel Union, Cl A *	4,577,980	1,729,397
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A (A)(B)(C)	619,900	459,785
Jiangsu Bicon Pharmaceutical Listed, Cl A	52,400	214,605

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangxi Copper, Cl A	201,500	$624,118
Jiangxi Ganfeng Lithium, Cl A	55,000	605,997
Jinduicheng Molybdenum, Cl A	49,200	54,625
Kangde Xin Composite Material Group, Cl A	429,395	1,463,847
Kingenta Ecological Engineering Group, Cl A (A)(B)(C)	204,500	284,202
Maanshan Iron & Steel, Cl A *	757,000	480,100
Qinghai Salt Lake Industry, Cl A	68,100	145,465
Rongsheng Petro Chemical, Cl A	317,100	698,769
Shandong Gold Mining, Cl A	135,400	648,306
Shanxi Taigang Stainless Steel, Cl A	376,400	286,693
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	461,800	792,123
Sinopec Shanghai Petrochemical, Cl A	426,200	414,288
Tangshan Jidong Cement, Cl A (A)(B)(C)	96,600	204,711
Tianqi Lithium, Cl A	157,110	1,283,757
Tongling Nonferrous Metals Group, Cl A *	1,268,200	568,664
Wanhua Chemical Group, Cl A (A)(B)(C)	261,800	1,534,135
Zhejiang Longsheng Group, Cl A	156,600	281,601
Zhongjin Gold, Cl A	209,000	317,415
Zijin Mining Group, Cl A	1,592,000	1,122,125
		23,472,201
Real Estate — 5.6%
China Fortune Land Development, Cl A	225,016	1,084,652
China Merchants Shekou Industrial Zone Holdings, Cl A	712,482	2,140,072
China Vanke, Cl A	1,006,400	4,800,182
COFCO Property Group, Cl A (A)(B)(C)	130,200	175,946
Financial Street Holdings, Cl A	349,000	595,422
Future Land Holdings, Cl A	211,300	950,720
Gemdale, Cl A	507,800	984,876
Jinke Properties Group, Cl A	224,300	170,498
Oceanwide Holdings, Cl A	26,700	30,587
Poly Real Estate Group, Cl A	1,254,400	2,725,700
RiseSun Real Estate Development, Cl A	425,000	621,967
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	66,000	192,872
Shanghai Zhangjiang High-Tech Park Development, Cl A	37,200	81,689
Xinhu Zhongbao, Cl A	495,100	396,871
Youngor Group, Cl A	682,500	961,076
Zhejiang China Commodities City Group, Cl A	566,700	502,998
Zhonghong Holding, Cl A (A)(B)(C)	56,980	18,637
Zhongtian Financial Group, Cl A (A)(B)(C)	101,000	125,475
		16,560,240
Telecommunication Services — 0.1%
Dr Peng Telecom & Media Group, Cl A	135,358	353,984

Utilities — 3.2%
Beijing Capital, Cl A	392,200	309,568
China National Nuclear Power, Cl A	1,289,200	1,455,101

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares/ Face Amount(D)	Value
COMMON STOCK — continued
Utilities — continued
China Yangtze Power, Cl A	1,401,183	$3,354,491
Datang International Power Generation, Cl A *	395,800	252,237
Huadian Power International, Cl A	284,300	161,971
Huaneng Power International, Cl A	201,700	191,107
Hubei Energy Group, Cl A	441,800	314,118
Kaidi Ecological and Environmental Technology, Cl A *(A)(B)(C)	201,700	149,293
SDIC Power Holdings, Cl A	443,200	499,553
Shenergy, Cl A	826,900	744,108
Shenzhen Energy Group, Cl A	264,900	246,513
Sichuan Chuantou Energy, Cl A	527,800	825,093
Zhejiang Zheneng Electric Power, Cl A	1,101,700	901,729
		9,404,882
TOTAL COMMON STOCK
(Cost $255,462,079)		295,985,086
CORPORATE OBLIGATION — 0.0%
CHINA — 0.0%
Bank of Ningbo
0.200%, 12/05/2023	440,000	67,568
TOTAL CORPORATE OBLIGATION
(Cost $66,539)		67,568
TOTAL INVESTMENTS — 99.5%
(Cost $255,528,618)		296,052,654
OTHER ASSETS LESS LIABILITIES – 0.5%		1,454,141
NET ASSETS - 100%		$297,506,795

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017 was $8,490,005 and represents 2.9% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2017 was $8,490,005 and represents 2.9% of Net Assets.
(D)	In CNY

Cl — Class
CNY — Chinese Yuan

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Bosera MSCI China A Share ETF

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$29,609,022	$—	$456,695	$30,065,717
Consumer Staples	32,785,510	—	—	32,785,510
Energy	4,883,097	—	2,573	4,885,670
Financials	98,904,217	—	—	98,904,217
Health Care	10,496,879	—	2,250,737	12,747,616
Industrials	41,749,500	—	964,671	42,714,171
Information Technology	23,455,865	—	635,013	24,090,878
Materials	19,761,236	—	3,710,965	23,472,201
Real Estate	16,240,182	—	320,058	16,560,240
Telecommunication Services	353,984	—	—	353,984
Utilities	9,255,589	—	149,293	9,404,882
Total Common Stock	287,495,081	—	8,490,005	295,985,086
Corporate Obligation	—	67,568	—	67,568
Total Investments in Securities	$287,495,081	$67,568	$8,490,005	$296,052,654

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2017	$554,490
Accrued discounts/premiums	—
Realized gain/(loss)	(54,750)
Change in unrealized appreciation/(depreciation)	73,562
Purchases	520,012
Sales	(54,964)
Transfer into Level 3	7,764,117
Transfer out of Level 3	(312,462)
Ending balance as of December 31, 2017	$8,490,005

For the period ended December 31, 2017 there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0800

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 102.5%‡
CHINA — 69.0%
Consumer Discretionary — 15.5%
Changchun Faway Automobile Components, Cl A	45,941	$116,475
China International Travel Service, Cl A	26,000	173,240
Hisense Electric, Cl A	44,000	101,486
Huayu Automotive Systems, Cl A	45,000	205,168
Tianneng Power International	186,000	193,202
		789,571
Consumer Staples — 2.6%
COFCO Tunhe Sugar, Cl A	74,000	90,341
MeiHua Holdings Group, Cl A	53,000	41,996
		132,337
Health Care — 10.4%
China Animal Healthcare *(A)(B)(C)	4,000	—
China Resources Pharmaceutical Group	51,500	66,670
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	76,000	224,093
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A (A)(B)(C)	36,000	178,342
Zhejiang Conba Pharmaceutical, Cl A	60,000	65,141
		534,246
Industrials — 19.2%
Anhui Heli, Cl A	96,000	155,086
CIMC Enric Holdings	182,000	152,961
First Tractor, Cl H	302,000	130,963
Fujian Longking, Cl A	61,000	162,055
Haitian International Holdings	75,000	225,461
Weichai Power, Cl H	138,736	151,917
		978,443
Information Technology — 5.1%
Baidu ADR *	313	73,308
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	83
Legend Holdings, Cl H	19,000	87,255
Tencent Holdings	1,942	100,860
		261,506
Materials — 0.0%
China Lumena New Materials *(A)(B)(C)	28,720	—
China Shanshui Cement Group (A)(B)(C)	10,672	14
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
		14
Utilities — 16.2%
Datang International Power Generation, Cl H	390,000	115,244
Huadian Power International, Cl A	80,000	45,577
Huadian Power International, Cl H	142,000	51,588
Huaneng Power International ADR	5,546	138,650

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Power International, Cl H	262,000	$164,226
SDIC Power Holdings, Cl A	52,000	58,612
Shanghai Electric Power, Cl A	98,000	137,549
Zhejiang Zheneng Electric Power, Cl A	143,000	117,044
		828,490
TOTAL CHINA		3,524,607

HONG KONG — 21.9%
Consumer Discretionary — 2.1%
Haier Electronics Group	39,000	106,763

Consumer Staples — 2.4%
Sun Art Retail Group	118,000	124,682

Financials — 2.8%
People's Insurance Group of China, Cl H	289,000	142,332

Industrials — 3.6%
Sinotruk Hong Kong	162,000	182,365

Information Technology — 8.6%
ASM Pacific Technology	15,800	220,104
Kingboard Chemical Holdings	15,500	83,773
Kingboard Laminates Holdings	86,500	134,774
		438,651
Utilities — 2.4%
China Resources Power Holdings	66,000	122,927

TOTAL HONG KONG		1,117,720

SINGAPORE — 5.7%
Industrials — 2.7%
China Yuchai International	5,810	139,440

Information Technology — 3.0%
Kulicke & Soffa Industries *	6,163	149,977
TOTAL SINGAPORE		289,417

UNITED STATES — 5.9%
Information Technology — 5.9%
Broadcom	532	136,671

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Flex *	9,000	$161,910
TOTAL UNITED STATES		298,581
TOTAL COMMON STOCK
(Cost $4,873,342)		5,230,325
TOTAL INVESTMENTS — 102.5%
(Cost $4,873,342)		5,230,325
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(125,821)
NET ASSETS - 100%		$5,104,504

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017 was $178,439 and represents 3.5% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2017 was $178,439 and represents 3.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$789,571	$—	$—	$789,571
Consumer Staples	132,337	—	—	132,337
Health Care	355,904	—	178,342	534,246
Industrials	978,443	—	—	978,443
Information Technology	261,423	—	83	261,506
Materials	—	—	14	14
Utilities	828,490	—	—	828,490
Hong Kong	1,117,720	—	—	1,117,720
Singapore	289,417	—	—	289,417
United States	298,581	—	—	298,581
Total Common Stock	5,051,886	—	178,439	5,230,325
Total Investments in Securities	$5,051,886	$—	$178,439	$5,230,325

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Zacks New China ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2017	$98
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	178,341
Transfer out of Level 3	—
Ending balance as of December 31, 2017	$178,439

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0900

Schedule of Investments (Unaudited) December 31, 2017

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 96.1%
Consumer Discretionary — 17.2%
Cogobuy Group	8,507,818	$4,516,578
Ctrip.com International ADR *	1,063,921	46,918,916
JD.com ADR *	1,821,544	75,448,352
Jumei International Holding ADR *	1,225,856	3,579,500
TAL Education Group ADR	674,643	20,043,644
Vipshop Holdings ADR *	5,394,285	63,221,020
		213,728,010
Financials — 6.5%
China Rapid Finance ADR *	759,065	4,341,852
Fanhua ADR	354,719	7,669,025
Qudian ADR *	1,676,049	21,017,654
ZhongAn Online P&C Insurance, Cl H *	5,342,800	47,363,673
		80,392,204
Industrials — 1.5%
51job ADR *	317,753	19,335,270

Information Technology — 70.9%
21Vianet Group ADR *	1,323,644	10,562,679
58.com ADR *	684,419	48,983,868
Alibaba Group Holding ADR *	647,634	111,671,531
Autohome ADR *	759,796	49,136,007
Baidu ADR *	395,213	92,562,837
Baozun ADR *	435,499	13,744,348
Bitauto Holdings ADR *	478,000	15,200,400
Changyou.com ADR *	281,974	10,272,313
Cheetah Mobile ADR *	630,623	7,617,926
Fang Holdings ADR *	3,825,812	21,348,031
HC International	7,762,400	5,689,759
Kingsoft	14,522,000	48,299,540
Momo ADR *	1,843,272	45,123,299
NetEase ADR	239,143	82,521,075
SINA *	465,767	46,721,088
Sohu.com *	415,162	17,997,273
Tencent Holdings	2,391,875	124,224,636
Tian Ge Interactive Holdings	10,289,000	8,107,689
Weibo ADR *	453,352	46,903,798
Yirendai ADR	569,802	25,054,194
YY ADR *	453,502	51,272,936
		883,015,227
TOTAL CHINA		1,196,470,711

Schedule of Investments (Unaudited) December 31, 2017

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 3.5%
Consumer Discretionary — 2.5%
Alibaba Pictures Group *	228,240,000	$30,656,620
Information Technology — 1.0%
NetDragon Websoft Holdings	4,378,252	12,153,566
TOTAL HONG KONG		42,810,186
TOTAL COMMON STOCK
(Cost $1,128,360,728)		1,239,280,897
TOTAL INVESTMENTS — 99.6%
(Cost $1,128,360,728)		1,239,280,897
OTHER ASSETS LESS LIABILITIES – 0.4%		5,126,232
NET ASSETS - 100%		$1,244,407,129

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0900

Schedule of Investments (Unaudited) December 31, 2017

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 88.6%
CHINA— 88.6%
Consumer Staples — 13.5%
Bright Food Group Ltd.
4.250%, 02/12/2018	3,000,000	$460,184
Fujian Provincial Expressway Ltd.
4.350%, 05/01/2018	3,000,000	457,010
Jiangsu Communications Holding
4.500%, 05/09/2018	5,000,000	765,683
		1,682,877
Financials — 36.9%
AVIC International Leasing Ltd.
5.100%, 03/05/2018	5,000,000	767,138
Beijing Economic Technological Investment & Development
4.590%, 05/18/2018	3,000,000	459,056
Guangdong Hengjian Investment Holding Ltd.
4.780%, 03/12/2018	3,000,000	460,101
HeBei Transportation Investment Group
5.200%, 11/17/2018	4,000,000	609,786
Ping An International Financial Leasing Ltd.
4.950%, 02/11/2018	3,000,000	460,293
Shandong State-owned Assets Ltd.
4.730%, 06/04/2018	7,000,000	1,071,304
Zhuhai Huafa Synthetical Development Ltd.
4.680%, 05/11/2018	5,000,000	764,986
		4,592,664
Industrials — 13.5%
China National Building Material Ltd.
4.730%, 07/20/2018	3,000,000	458,609
Shandong Hi-Speed Group Ltd.
4.790%, 06/02/2018	2,000,000	306,406
South Cement Ltd.
4.730%, 06/19/2018	3,000,000	458,744
Tianjin Rail Transit Group Ltd.
4.600%, 05/19/2018	3,000,000	459,560
		1,683,319
Materials — 6.2%
China National Gold Group
4.650%, 05/22/2018	3,000,000	459,376
HBIS Group
4.750%, 04/19/2018	2,000,000	306,225
		765,601

Schedule of Investments (Unaudited) December 31, 2017

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)/ Shares	Value
CHINA — continued
Utilities — 18.5%
Beijing Jingneng Power Ltd.
4.600%, 04/26/2018	3,000,000	$459,720
Shenergy Group Ltd.
4.350%, 04/23/2018	5,000,000	765,584
Shenzhen Energy Group
4.990%, 08/12/2018	7,000,000	1,072,885
		2,298,189
TOTAL COMMERCIAL PAPER
(Cost $10,793,098)		11,022,650
SHORT-TERM INVESTMENTS(B)(C) — 9.6%
China Universal Express Income Money Market Fund, 3.711%	372	57
E Fund Money Market Fund, 5.311%*	3,882,712	596,246
Fortune SGAM Xianjin Tianyi Money Market Fund, 4.148%	3,886,295	596,879
Xianjinbao Real-Time Redemption Money Market Fund, 4.563%	3,372	518
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,099,045)		1,193,700
TOTAL INVESTMENTS — 98.2%
(Cost $11,892,143)		12,216,350
OTHER ASSETS LESS LIABILITIES – 1.8%		218,956
NET ASSETS - 100%		$12,435,306

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended December 31, 2017 are as follows:

Change in
Value of			Unrealized		Value of	Number of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
as of 3/31/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 12/31/17	as of 12/31/17	Income
E Fund Money Market Fund
$482,743	$119,798	$(48,876)	$41,191	$1,390	$596,246	3,882,712	$-

(A)	In CNY unless otherwise indicated.
(B)	Class is not available.
(C)	The rate shown is the 7-day effective yield as of December 31, 2017.

CNY — Chinese Yuan

Ltd. — Limited

As of December 31, 2017, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Schedule of Investments (Unaudited) December 31, 2017

KraneShares E Fund China Commercial Paper ETF

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0700

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 82.9%‡
BRAZIL — 4.3%
Consumer Discretionary — 0.5%
Lojas Renner	1,210	$12,946

Consumer Staples — 1.1%
Ambev	2,850	18,283
BRF *	900	9,930
		28,213
Energy — 0.6%
Petroleo Brasileiro *	1,298	6,617
Ultrapar Participacoes	427	9,655
		16,272
Financials — 0.7%
B3 - Brasil Bolsa Balcao	1,720	11,812
BB Seguridade Participacoes	910	7,816
		19,628
Information Technology — 0.2%
Cielo	811	5,750

Materials — 0.9%
Vale	2,000	24,274

Telecommunication Services — 0.3%
TIM Participacoes	2,193	8,661
TOTAL BRAZIL		115,744

CHILE — 1.1%
Energy — 0.3%
Empresas COPEC	456	7,204

Financials — 0.1%
Banco Santander Chile	56,610	4,436

Utilities — 0.7%
Enel Americas	45,128	10,056
Enel Generacion Chile	9,353	8,469
		18,525
TOTAL CHILE		30,165

CHINA — 25.1%
Consumer Discretionary — 1.5%
BYD, Cl H	3,475	30,272
Ctrip.com International ADR *	188	8,291
Shanghai Jinjiang International Hotels Development	200	512
		39,075

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.2%
Hengan International Group	560	$6,214

Energy — 1.8%
China Petroleum & Chemical, Cl H	16,500	12,094
China Shenhua Energy, Cl H	4,701	12,178
CNOOC	9,826	14,103
PetroChina, Cl H	11,984	8,355
		46,730
Financials — 6.4%
Agricultural Bank of China, Cl H	26,397	12,291
Bank of China, Cl H	48,396	23,773
China CITIC Bank, Cl H	21,858	13,701
China Construction Bank, Cl H	57,296	52,772
China Life Insurance, Cl H	7,483	23,500
New China Life Insurance, Cl H	1,445	9,871
PICC Property & Casualty, Cl H	2,340	4,496
Ping An Insurance Group of China, Cl H	3,000	31,219
		171,623
Health Care — 0.3%
China Medical System Holdings	3,340	7,785

Industrials — 1.3%
Anhui Expressway, Cl H	15,512	12,938
China Communications Construction, Cl H	14,690	16,687
CITIC	3,780	5,454
		35,079
Information Technology — 11.5%
Alibaba Group Holding ADR *	418	72,076
Baidu ADR *	248	58,084
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	6
NetEase ADR	130	44,859
Tencent Holdings	2,558	132,852
		307,877
Real Estate — 0.6%
China Overseas Land & Investment	2,839	9,134
China Resources Land	2,214	6,514
		15,648
Telecommunication Services — 1.1%
China Mobile	2,972	30,129

Utilities — 0.4%
ENN Energy Holdings	882	6,290

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Power International, Cl H	9,077	$5,690
		11,980
TOTAL CHINA		672,140

COLOMBIA — 1.3%
Energy — 0.4%
Ecopetrol	14,710	10,893

Financials — 0.5%
Bancolombia	507	5,093
Financiera Colombiana	195	1,904
Grupo de Inversiones Suramericana	377	5,091
		12,088
Materials — 0.4%
Cementos Argos	1,089	4,204
Grupo Argos	940	6,576
		10,780
TOTAL COLOMBIA		33,761

CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	5,595

Utilities — 0.4%
CEZ	461	10,766

TOTAL CZECH REPUBLIC		16,361

EGYPT — 1.9%
Financials — 1.0%
Commercial International Bank Egypt SAE	4,326	18,849
Egyptian Financial Group-Hermes Holding	6,108	8,094
		26,943
Industrials — 0.4%
ElSewedy Electric	1,111	9,337

Real Estate — 0.2%
Talaat Moustafa Group	11,045	6,113

Telecommunication Services — 0.3%
Global Telecom Holding SAE *	19,879	8,296
TOTAL EGYPT		50,689

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.1%
Consumer Discretionary — 0.2%
Haier Electronics Group	2,056	$5,628

Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman *	112	30

Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	4,940
Industrial & Commercial Bank of China, Cl H	19,441	15,643
People's Insurance Group of China, Cl H	6,452	3,178
		23,761
TOTAL HONG KONG		29,419

HUNGARY — 0.3%
Financials — 0.3%
OTP Bank	210	8,714
TOTAL HUNGARY		8,714

INDIA — 15.5%
Consumer Discretionary — 1.1%
Tata Motors ADR *	900	29,763

Financials — 7.9%
HDFC Bank ADR	1,500	152,505
ICICI Bank ADR	6,168	60,015
		212,520
Health Care — 0.7%
Dr Reddy's Laboratories ADR	512	19,231

Information Technology — 3.5%
Infosys ADR	4,415	71,611
Wipro ADR	3,924	21,464
		93,075
Materials — 2.3%
Vedanta ADR	2,908	60,574
TOTAL INDIA		415,163

INDONESIA — 6.3%
Consumer Discretionary — 0.9%
Astra International	38,102	23,309

Consumer Staples — 0.7%
Indofood Sukses Makmur	12,428	6,985

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever Indonesia	2,784	$11,470
		18,455
Financials — 2.9%
Bank Central Asia	12,820	20,693
Bank Mandiri Persero	25,444	15,003
Bank Negara Indonesia Persero	20,176	14,722
Bank Rakyat Indonesia Persero	104,205	27,957
		78,375
Industrials — 0.7%
United Tractors	7,104	18,536

Materials — 0.3%
Semen Indonesia Persero	12,163	8,875

Telecommunication Services — 0.8%
Telekomunikasi Indonesia Persero	67,448	22,073
TOTAL INDONESIA		169,623

MALAYSIA — 1.3%
Consumer Discretionary — 0.1%
Genting	1,603	3,644

Industrials — 0.4%
Gamuda	7,674	9,405

Materials — 0.3%
Petronas Chemicals Group	4,820	9,171

Utilities — 0.5%
Petronas Gas	1,305	5,637
Tenaga Nasional	1,817	6,851
		12,488
TOTAL MALAYSIA		34,708

MEXICO — 3.7%
Consumer Discretionary — 0.3%
Grupo Televisa	1,774	6,678

Consumer Staples — 0.9%
Fomento Economico Mexicano	1,336	12,628
Grupo Bimbo, Ser A	1,430	3,184
Wal-Mart de Mexico	3,372	8,310
		24,122
Financials — 0.4%
Gentera	4,178	3,489

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Banorte, Cl O	1,536	$8,473
		11,962
Industrials — 0.4%
Grupo Aeroportuario del Sureste, Cl B	374	6,856
Promotora y Operadora de Infraestructura	412	4,091
		10,947
Materials — 0.9%
Cemex *	12,627	9,493
Grupo Mexico	3,992	13,248
		22,741
Real Estate — 0.2%
Fibra Uno Administracion†	3,433	5,104

Telecommunication Services — 0.6%
America Movil	19,782	17,128
TOTAL MEXICO		98,682

PAKISTAN — 1.4%
Energy — 1.1%
Oil & Gas Development	10,465	15,438
Pakistan Petroleum	7,376	13,763
		29,201
Materials — 0.3%
Fauji Fertilizer	11,972	8,583
TOTAL PAKISTAN		37,784

PERU — 1.1%
Financials — 0.8%
Credicorp	105	21,780

Materials — 0.3%
Cia de Minas Buenaventura ADR	502	7,068
TOTAL PERU		28,848

PHILIPPINES — 1.5%
Consumer Staples — 0.1%
Universal Robina	1,150	3,478

Financials — 0.3%
Ayala	315	6,405

Industrials — 0.7%
International Container Terminal Services	3,777	7,982

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SM Investments	510	$10,114
		18,096
Real Estate — 0.3%
Ayala Land	9,000	8,041

Telecommunication Services — 0.1%
Globe Telecom	80	3,045
TOTAL PHILIPPINES		39,065

POLAND — 1.5%
Energy — 0.5%
Polski Koncern Naftowy ORLEN	466	14,215

Financials — 1.0%
Bank Pekao	130	4,845
Powszechna Kasa Oszczednosci Bank Polski	698	8,901
Powszechny Zaklad Ubezpieczen	1,098	13,322
		27,068
TOTAL POLAND		41,283

RUSSIA — 5.7%
Consumer Staples — 0.5%
Magnit GDR	463	12,663

Energy — 3.1%
Gazprom	9,824	22,269
Lukoil	569	32,956
Novatek OAO	130	1,530
Rosneft	1,064	5,387
Tatneft *	2,482	20,642
		82,784
Financials — 1.5%
Sberbank of Russia	9,698	37,936
VTB Bank	4,583,252	3,767
		41,703
Materials — 0.6%
MMC Norilsk Nickel	88	16,585
TOTAL RUSSIA		153,735

SOUTH AFRICA — 1.6%
Consumer Discretionary — 0.8%
Naspers, Cl N	77	21,464

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Steinhoff International Holdings	506	$190
		21,654
Financials — 0.5%
Remgro	634	12,086

Industrials — 0.0%
Novus Holdings	26	13

Information Technology — 0.3%
Sasol	244	8,439
TOTAL SOUTH AFRICA		42,192

TAIWAN — 2.3%
Energy — 0.2%
Formosa Petrochemical	1,447	5,616

Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	3,163	24,393

Materials — 1.2%
Formosa Chemicals & Fibre	2,556	8,847
Formosa Plastics	3,312	10,985
Nan Ya Plastics	4,403	11,526
		31,358
TOTAL TAIWAN		61,367

THAILAND — 2.1%
Consumer Staples — 0.3%
CP ALL	4,096	9,677

Energy — 0.8%
PTT	865	11,678
Thai Oil	3,342	10,614
		22,292
Health Care — 0.2%
Bumrungrad Hospital	824	4,779

Industrials — 0.4%
Airports of Thailand	4,700	9,807

Telecommunication Services — 0.4%
Advanced Info Service	1,805	10,578
TOTAL THAILAND		57,133

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 2.6%
Consumer Discretionary — 0.2%
Arcelik	986	$5,596

Consumer Staples — 0.4%
BIM Birlesik Magazalar	496	10,217

Energy — 0.6%
Tupras Turkiye Petrol Rafinerileri	505	16,183

Financials — 0.7%
Akbank	2,892	7,513
Turkiye Garanti Bankasi	3,481	9,842
		17,355
Industrials — 0.4%
KOC Holding	2,195	10,698

Telecommunication Services — 0.3%
Turkcell Iletisim Hizmetleri	2,250	9,186
TOTAL TURKEY		69,235

UNITED ARAB EMIRATES — 0.6%
Financials — 0.2%
Abu Dhabi Commercial Bank	1,164	2,155
First Abu Dhabi Bank	669	1,867
		4,022
Real Estate — 0.4%
Emaar Properties	5,130	9,694

Telecommunication Services — 0.0%
Emirates Telecommunications Group	186	886
TOTAL UNITED ARAB EMIRATES		14,602
TOTAL COMMON STOCK
(Cost $1,831,015)		2,220,413

OTHER INVESTMENT COMPANY — 13.3%
KraneShares Bosera MSCI China A Share ETF **	10,342	356,178
TOTAL OTHER INVESTMENT COMPANY
(Cost $380,589)		356,178

PREFERRED STOCK(D) — 2.8%
BRAZIL— 2.8%
Energy — 0.6%
Petroleo Brasileiro*	3,200	15,532

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — 1.9%
Banco Bradesco	1,742	$17,776
Itau Unibanco Holding	1,672	21,463
Itausa - Investimentos Itau	3,391	11,061
		50,300
Telecommunication Services — 0.3%
Telefonica Brasil	500	7,329
TOTAL PREFERRED STOCK
(Cost $58,948)		73,161
TOTAL INVESTMENTS — 99.0%
(Cost $2,270,552)		2,649,752
OTHER ASSETS LESS LIABILITIES – 1.0%		27,842
NET ASSETS - 100%		$2,677,594

**	Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended December 31, 2017 are as follows:

Change in
Value of			Unrealized		Value of	Number of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
as of 3/31/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 12/31/17	as of 12/31/17	Income
KraneShares Bosera MSCI China A Share ETF
$325,969	$-	$(34,189)	$76,594	$(12,196)	$356,178	10,342	$3,543

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017 was $6 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2017 was $6 and represents 0.0% of Net Assets.
(D)	Currently, no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International
Ser — Series

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$115,744	$—	$—	$115,744
Chile	30,165	—	—	30,165
China
Consumer Discretionary	39,075	—	—	39,075
Consumer Staples	6,214	—	—	6,214
Energy	46,730	—	—	46,730
Financials	171,623	—	—	171,623
Health Care	7,785	—	—	7,785
Industrials	35,079	—	—	35,079
Information Technology	307,871	—	6	307,877
Real Estate	15,648	—	—	15,648
Telecommunication Services	30,129	—	—	30,129
Utilities	11,980	—	—	11,980
Colombia	33,761	—	—	33,761
Czech Republic	16,361	—	—	16,361
Egypt	50,689	—	—	50,689
Hong Kong	29,419	—	—	29,419
Hungary	8,714	—	—	8,714
India	415,163	—	—	415,163
Indonesia	169,623	—	—	169,623
Malaysia	34,708	—	—	34,708
Mexico	98,682	—	—	98,682
Pakistan	37,784	—	—	37,784
Peru	28,848	—	—	28,848
Philippines	39,065	—	—	39,065
Poland	41,283	—	—	41,283
Russia	153,735	—	—	153,735
South Africa	42,192	—	—	42,192
Taiwan	61,367	—	—	61,367
Thailand	57,133	—	—	57,133
Turkey	69,235	—	—	69,235
United Arab Emirates	14,602	—	—	14,602
Total Common Stock	2,220,407	—	6	2,220,413
Other Investment Company	356,178	—	—	356,178
Preferred Stock	73,161	—	—	73,161
Total Investments in Securities	$2,649,746	$—	$6	$2,649,752

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Schedule of Investments (Unaudited) December 31, 2017

KraneShares FTSE Emerging Markets Plus ETF

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0600

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 91.3%‡
CHINA — 40.1%
Financials — 3.2%
Bank of Guiyang, Cl A	10,500	$21,542
Bank of Jiangsu, Cl A	20,755	23,426
Bank of Nanjing, Cl A	45,281	53,820
Bank of Ningbo, Cl A	26,100	71,382
Chongqing Rural Commercial Bank, Cl H	45,385	32,047
		202,217
Industrials — 19.8%
Beijing New Building Materials, Cl A	4,200	14,512
China Gezhouba Group, Cl A	24,800	31,229
China Railway Construction, Cl H	35,000	40,564
China Railway Group, Cl H	66,700	49,317
China Railway Hi-tech Industry, Cl A	11,900	22,185
China State Construction Engineering, Cl A	162,800	225,500
CRRC, Cl H	70,570	75,469
Daqin Railway, Cl A	79,100	110,172
Guangshen Railway, Cl A	31,100	26,601
Guoxuan High-Tech, Cl A	5,720	19,552
Han's Laser Technology Industry Group, Cl A	5,000	37,930
Jiangsu Expressway, Cl H	20,000	30,445
Jiangsu Zhongtian Technology, Cl A	14,650	31,361
Metallurgical Corp of China, Cl A	75,900	56,412
NARI Technology, Cl A	13,014	36,532
Ningbo Zhoushan Port, Cl A	27,800	22,669
Northcom Group, Cl A *	5,240	18,145
Shanghai Construction Group, Cl A	47,300	27,020
Shanghai Electric Group, Cl H	50,000	20,595
Shanghai International Port Group, Cl A	41,500	42,379
Suzhou Gold Mantis Construction Decoration, Cl A	13,353	31,414
TangShan Port Group, Cl A	25,500	18,444
TBEA, Cl A	16,713	25,434
XCMG Construction Machinery, Cl A	36,900	26,236
Xinjiang Goldwind Science & Technology, Cl A	13,612	39,402
Yangzijiang Shipbuilding Holdings	33,100	36,409
Zhejiang Expressway, Cl H	24,000	26,372
Zhengzhou Yutong Bus, Cl A	10,147	37,506
Zhuzhou CRRC Times Electric, Cl H	8,900	57,893
Zoomlion Heavy Industry Science and Technology, Cl A	32,500	22,309
		1,260,008
Materials — 5.3%
Anhui Conch Cement, Cl H	20,000	94,022
BBMG, Cl H	40,356	18,327
Beijing Oriental Yuhong Waterproof Technology, Cl A	4,200	25,773

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China National Building Material, Cl H	14,000	$12,518
China Northern Rare Earth Group High-Tech, Cl A	73,024	163,609
Yunnan Chihong Zinc & Germanium, Cl A	24,359	26,558
		340,807
Utilities — 11.8%
CGN Power, Cl H	180,575	48,971
China Longyuan Power Group, Cl H	55,000	39,118
China National Nuclear Power, Cl A	69,400	78,331
China Yangtze Power, Cl A	75,643	181,093
Datang International Power Generation, Cl H	50,800	15,011
ENN Energy Holdings	11,540	82,299
GD Power Development, Cl A	109,300	52,367
Huadian Power International, Cl A	44,600	25,409
Huaneng Power International, Cl H	73,000	45,757
Huaneng Renewables, Cl H	85,372	28,940
SDIC Power Holdings, Cl A	35,500	40,014
Shanghai Electric Power, Cl A	11,375	15,966
Shenergy, Cl A	24,400	21,957
Sichuan Chuantou Energy, Cl A	23,084	36,086
Zhejiang Zheneng Electric Power, Cl A	48,500	39,697
		751,016
TOTAL CHINA		2,554,048

HONG KONG — 3.5%
Industrials — 0.4%
Shenzhen International Holdings	14,620	27,829

Utilities — 3.1%
China Gas Holdings	28,000	77,367
China Power International Development	59,000	15,472
China Resources Gas Group	13,100	47,508
China Resources Power Holdings	30,827	57,416
		197,763
TOTAL HONG KONG		225,592

INDONESIA — 1.7%
Energy — 1.7%
Adaro Energy	654,100	89,672
Bumi Resources *	1,096,100	21,813
TOTAL INDONESIA		111,485

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 6.4%
Industrials — 2.2%
Elbit Systems	1,076	$144,122

Materials — 4.2%
Frutarom Industries	1,801	169,380
Israel Chemicals	23,611	95,895
		265,275
TOTAL ISRAEL		409,397

KAZAKHSTAN — 1.6%
Energy — 1.6%
KazMunaiGas Exploration Production GDR	7,710	100,230
TOTAL KAZAKHSTAN		100,230

MALAYSIA — 7.9%
Consumer Staples — 2.5%
Sime Darby Plantation *	109,200	161,898

Energy — 0.5%
Sapura Energy	166,600	29,228

Industrials — 0.9%
Sime Darby	109,200	59,632

Materials — 3.2%
Petronas Chemicals Group	107,200	203,963

Real Estate — 0.8%
Sime Darby Property *	109,200	48,030
TOTAL MALAYSIA		502,751

PHILIPPINES — 4.6%
Industrials — 4.6%
DMCI Holdings	185,600	53,539
International Container Terminal Services	23,200	49,030
JG Summit Holdings	130,700	188,771
TOTAL PHILIPPINES		291,340

POLAND — 3.2%
Materials — 3.2%
KGHM Polska Miedz	6,476	207,244
TOTAL POLAND		207,244

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 3.4%
Energy — 3.4%
Rosneft	42,610	$215,747
TOTAL RUSSIA		215,747

SINGAPORE — 9.4%
Financials — 5.2%
Oversea-Chinese Banking	35,800	331,908

Industrials — 4.2%
Hutchison Port Holdings Trust, Cl U	100,100	41,542
Keppel	19,600	107,797
Singapore Airlines	8,000	63,873
Singapore Technologies Engineering	21,600	52,691
		265,903
TOTAL SINGAPORE		597,811

SOUTH AFRICA — 2.3%
Materials — 2.3%
Anglo American Platinum *	2,444	69,779
Impala Platinum Holdings *	28,484	74,638
TOTAL SOUTH AFRICA		144,417

THAILAND — 5.6%
Energy — 1.5%
IRPC	453,000	97,995

Materials — 4.1%
PTT Global Chemical	99,500	259,512
TOTAL THAILAND		357,507

TURKEY — 1.6%
Industrials — 1.6%
Turk Hava Yollari AO *	24,657	102,033
TOTAL TURKEY		102,033
TOTAL COMMON STOCK
(Cost $5,732,391)		5,819,602

OTHER INVESTMENT COMPANIES — 1.9%
Columbia India Infrastructure ETF	3,800	60,287
iShares MSCI India ETF	1,675	60,417
TOTAL OTHER INVESTMENT COMPANIES
(Cost $115,147)		120,704

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
PREFERRED STOCK — 0.8%
RUSSIA — 0.8%
Energy — 0.8%
Transneft(A)	16	$49,997
TOTAL PREFERRED STOCK
(Cost $49,523)		49,997
TOTAL INVESTMENTS — 94.0%
(Cost $5,897,061)		5,990,303
OTHER ASSETS LESS LIABILITIES – 6.0%		383,544
NET ASSETS - 100%		$6,373,847

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International

As of December 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0100

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 97.4%‡
ARGENTINA — 2.5%
Information Technology — 2.5%
MercadoLibre	200	$62,932
TOTAL ARGENTINA		62,932

BRAZIL — 6.8%
Consumer Discretionary — 3.5%
B2W Cia Digital *	8,800	54,385
CVC Brasil Operadora e Agencia de Viagens	1,200	17,545
Somos Educacao *	3,800	16,909
		88,839

Information Technology — 3.3%
Cielo	12,000	85,086
TOTAL BRAZIL		173,925

CHINA — 57.1%
Consumer Discretionary — 16.4%
Bright Scholar Education Holdings ADR *	780	14,563
China Maple Leaf Educational Systems	17,000	19,920
Cogobuy Group	28,000	14,864
Ctrip.com International ADR *	1,600	70,560
JD.com ADR *	2,028	84,000
New Oriental Education & Technology Group ADR	616	57,904
TAL Education Group ADR	1,774	52,705
Vipshop Holdings ADR *	7,076	82,931
Virscend Education	30,384	19,434
		416,881

Industrials — 2.5%
51job ADR *	1,052	64,014

Information Technology — 38.2%
58.com ADR *	866	61,980
Alibaba Group Holding ADR *	464	80,008
Autohome ADR *	976	63,118
Baidu ADR *	340	79,631
Bitauto Holdings ADR *	1,334	42,421
Cheetah Mobile ADR *	2,034	24,571
Fang Holdings ADR *	4,112	22,945
Kingdee International Software Group *	36,000	20,263
Momo ADR *	1,808	44,260
NetEase ADR	200	69,014
SINA *	546	54,769
Sohu.com *	326	14,132
Tencent Holdings	2,000	103,872

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Weibo ADR *	580	$60,007
Yirendai ADR	1,320	58,040
YY ADR *	710	80,273
ZTE, Cl H	24,800	93,111
		972,415
TOTAL CHINA		1,453,310

HONG KONG — 0.4%
Information Technology — 0.4%
NetDragon Websoft Holdings	4,000	11,104
TOTAL HONG KONG		11,104

INDIA — 0.7%
Consumer Discretionary — 0.7%
MakeMyTrip *	600	17,910
TOTAL INDIA		17,910

MALAYSIA — 3.5%
Information Technology — 0.8%
My EG Services	39,500	21,766

Telecommunication Services — 2.7%
Telekom Malaysia	43,600	67,872
TOTAL MALAYSIA		89,638

POLAND — 3.4%
Consumer Discretionary — 2.5%
Cyfrowy Polsat	9,000	64,389

Telecommunication Services — 0.9%
Orange Polska	13,616	22,688
TOTAL POLAND		87,077

PUERTO RICO — 0.6%
Information Technology — 0.6%
EVERTEC	1,018	13,896

TOTAL PUERTO RICO		13,896

RUSSIA — 2.4%
Information Technology — 2.4%
Mail.Ru Group GDR *	2,146	60,624
TOTAL RUSSIA		60,624

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 5.2%
Consumer Discretionary — 5.2%
Curro Holdings *	7,298	$24,995
Naspers, Cl N	380	105,927
		130,922

Industrials — 0.0%
Novus Holdings	120	57
TOTAL SOUTH AFRICA		130,979

SOUTH KOREA — 11.7%
Consumer Discretionary — 1.0%
Loen Entertainment	240	25,221

Information Technology — 10.7%
Com2uSCorp	177	22,502
Kakao	519	66,417
NAVER	138	112,148
NCSoft	140	58,521
NHN Entertainment *	200	12,779
		272,367
TOTAL SOUTH KOREA		297,588

TAIWAN — 3.1%
Information Technology — 3.1%
Accton Technology	5,000	17,810
WPG Holdings	46,000	60,904
TOTAL TAIWAN		78,714
TOTAL COMMON STOCK
(Cost $2,429,858)		2,477,697
TOTAL INVESTMENTS — 97.4%
(Cost $2,429,858)		2,477,697
OTHER ASSETS LESS LIABILITIES – 2.6%		67,407
NET ASSETS - 100%		$2,545,104

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited) December 31, 2017

KraneShares Emerging Markets Consumer Technology Index ETF

As of December 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0100

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.1%‡
CHINA — 99.1%
Consumer Discretionary — 9.3%
Chaowei Power Holdings	244,000	$148,885
TCL Multimedia Technology Holdings	168,000	83,814
Tianneng Power International	244,000	253,448
Yadea Group Holdings	322,000	110,391
		596,538
Industrials — 23.1%
Beijing Urban Construction Design & Development Group, Cl H	107,000	62,142
Capital Environment Holdings *	1,696,000	77,019
China Energine International Holdings *	632,000	30,318
China Everbright International	397,000	566,758
China High Speed Transmission Equipment Group	45,000	77,712
China Singyes Solar Technologies Holdings	190,000	82,394
Concord New Energy Group	2,170,000	95,768
Dongjiang Environmental, Cl H	71,800	112,421
Dynagreen Environmental Protection Group, Cl H	134,000	77,137
FDG Electric Vehicles *	5,280,000	222,890
Tianjin Capital Environmental Protection Group, Cl H	122,000	69,449
		1,474,008
Information Technology — 20.4%
GCL-Poly Energy Holdings *	3,367,000	602,996
JA Solar Holdings ADR *	14,260	106,380
JinkoSolar Holding ADR *	8,445	203,102
Wasion Group Holdings	178,000	86,982
Xinyi Solar Holdings	792,000	305,967
		1,305,427
Real Estate — 14.6%
China Vanke, Cl H	155,200	619,426
Shui On Land	1,125,500	310,987
		930,413
Utilities — 31.7%
Beijing Enterprises Water Group	742,000	574,252
Canvest Environmental Protection Group	221,000	130,327
China Datang Renewable Power, Cl H	855,000	101,717
China Everbright Water	101,600	33,071
China Longyuan Power Group, Cl H	426,800	303,559
China Power Clean Energy Development	150,500	79,319
CT Environmental Group	786,000	145,792
Huaneng Renewables, Cl H	926,000	313,906
Kangda International Environmental	228,000	48,416
Kong Sun Holdings *	1,900,000	75,346

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI China Environment Index ETF

	Shares/ Number of Rights	Value
COMMON STOCK — continued
Utilities — continued
Panda Green Energy Group *	1,358,000	$170,243
Yunnan Water Investment, Cl H	124,000	50,918
		2,026,866
TOTAL COMMON STOCK
(Cost $6,163,082)		6,333,252

RIGHTS — 0.0%
CHINA — 0.0%
Consumer Discretionary — 0.0%
TCL Multimedia Technology Holdings, Expires 01/16/2018*	45,333	2,551

TOTAL RIGHTS
(Cost $–)		2,551
TOTAL INVESTMENTS — 99.1%
(Cost $6,163,082)		6,335,803
OTHER ASSETS LESS LIABILITIES – 0.9%		55,296
NET ASSETS - 100%		$6,391,099

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$447,653	$148,885	$—	$596,538
Industrials	1,474,008	—	—	1,474,008
Information Technology	1,305,427	—	—	1,305,427
Real Estate	930,413	—	—	930,413
Utilities	2,026,866	—	—	2,026,866
Total Common Stock	6,184,367	148,885	—	6,333,252
Rights	2,551	—	—	2,551
Total Investments in Securities	$6,186,918	$148,885	$—	$6,335,803

Schedule of Investments (Unaudited) December 31, 2017

KraneShares MSCI China Environment Index ETF

For the period ended December 31, 2017, the transfers in and out of Level 2 occurred due to changes in the availability of observable inputs used to determine fair value. Transfers between levels are recognized at period end.

For the period ended December 31, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 3 investments

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: February 28, 2018

By	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: February 28, 2018